NOTE 5 - CONVERTIBLE NOTES PAYABLE	9 Months Ended
Jul. 31, 2017
Debt Disclosure [Abstract]
NOTE 5 - CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

	Principal Balance	Loan Discount	Accrued Interest
October 31, 2016	$975,100	$(607,777)	$43,426
Issued in the year	$305,450	(679,242)	—
Converted into stock or repaid	(709,896)	—	(375,888)
Amortization of debt discount	—	1,052,784	—
Interest accrued	—	—	404,049
July 31, 2017	$570,654	$(234,235)	$71,587

The Company evaluated the terms of the conversion features of its convertible debentures in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined they are indexed to the Company's common stock and the conversion features meet the definition of a liability, and therefore bifurcated the conversion features and accounted for them as a separate derivative liability.

The following table summarized the convertible notes and activity in the six months ended July 31, 2017:

For Nine Months Ended: July 31, 2017

Holders	Agreement Date	Maturity	Original Amount	Rate	Beginning Balance	Borrowings	Repayments	Conversion	Assignments	Ending Balance
Essex Global #1	4/6/2016	3/30/2017	$145,000	10%	145,000	16,218	—	(62,034)	(99,184)	—
EMS Find, Inc.	2/27/2017	3/31/2018	$100,000	10%	100,000	77,718	—	(69,923)	(53,795)	54,001
LG Capital #1	5/3/2016	5/3/2017	$78,750	10%	78,750	—	—	(77,940)	—	810
Cerberus #1	5/3/2016	5/3/2017	$78,750	10%	78,750	—	—	(39,745)	—	39,005
Green Tree #1	5/23/2016	5/23/2017	$50,000	12%	50,000	19,158	—	(69,158)	—	—
LG Capital #2	6/3/2016	6/3/2017	$78,750	10%	78,750	—	—	(26,575)	—	52,175
Cerberus #2	6/8/2016	6/8/2017	$78,750	10%	78,750	—	—	—	—	78,750
Collision Capital, LLC #1	7/1/2016	7/1/2017	$110,000	12%	110,000	92,523	—	(172,523)	—	30,000
Green Tree #2	7/1/2016	7/1/2017	$50,000	12%	50,000	—	—	(10,112)	(10,000)	29,888
Essex Global #2	7/19/2016	7/19/2017	$37,100	10%	37,100	—	—	(37,100)	—	—
DBL Group, Inc.	8/1/2016	8/1/2017	25,000	8%	25,000	25,000	—	(24,960)	(25,000)	40
Robert Rico	8/1/2016	8/1/2017	$25,000	8%	25,000	—	—	—	(25,000)	—
CrossOver Promotions	8/2/2016	8/2/2017	$35,000	8%	35,000	—	—	—	(35,000)	—
Hector Cruz	8/5/2016	8/5/2017	$25,000	8%	25,000	—	—	—	(15,000)	10,000
Collision Capital, LLC #2	8/4/2016	8/4/2017	$25,000	12%	25,000	10,499	—	(35,499)	—	—
Crown Bridge Partners	9/7/2016	9/7/2017	$45,000	8%	45,000	—	—	(45,000)	—	—
Mercedes Benitez	8/15/2016	8/15/2017	$13,000	8%	13,000	—	—	—	(13,000)	—
Green Tree #3	8/4/2016	8/4/2017	$25,000	12%	25,000	—	—	—	—	25,000
Green Tree #4	9/12/2016	9/12/2017	$50,000	12%	50,000	—	—	(42,500)	—	7,500
GPL Ventures	1/25/2017	7/25/2017	$36,000	12%	—	—	(34,764)	(1,236)	36,000	—
Power Up Lending Group	1/3/2017	11/10/2017	$28,000	8%	—	42,000	—	(42,000)	—	—
Educational Group	1/26/2017	1/26/2018	$20,000	8%	—	51,500	—	(71,500)	20,000	—
Macro Services	1/26/2017	1/26/2018	$10,000	8%	—	26,050	—	(36,050)	10,000	—
L&H	1/2/2017	1/2/2018	$34,184	8%	—	1,000	—	(45,184)	44,184	—
Emerald Coast	1/27/2017	1/27/2018	$15,000	8%	—	—	—	(15,000)	15,000	—
GreenTree #5	10/28/2016	10/28/2017	$15,000	8%	—	—	—	(15,000)	15,000	—
Ke Li	10/28/2016	10/28/2017	$10,000	8%	—	—	—	(10,000)	10,000	—
Williams Holding Corp	3/1/2017	3/1/2018	$25,000	8%	—	—	—	(9,950)	25,000	15,050
Biz Development #1	3/20/2017	3/20/2018	$28,000	8%	—	12,300	—	(27,465)	28,000	12,836
Howard Schraub	3/27/2017	3/27/2018	$53,795	8%	—	8,890	—	(53,750)	44,860	—
Global Opportunity	6/30/2017	6/30/2017	$8,935	8%	—	—	—	(8,935)	8,935	—
George Harrison	3/15/2017	3/15/2018	$5,000	12%	—	5,000	—	—	—	5,000
Chonillo Law Group	5/2/2017	11/2/2017	$50,000	8%	—	50,000	—	—	—	50,000
Biz Development #2	5/5/2017	10/5/2017	$32,500	12%	—	32,500	—	—	—	32,500
Collision Capital #3	5/22/2017	5/22/2018	$40,000	15%	—	40,000	—	—	—	40,000
GreenTree #6	5/22/2017	5/22/2018	$40,000	15%	—	40,000	—	—	—	40,000
Integrated Ventures (EMS)	7/5/2017	7/5/2018	$50,000	10%	—	50,000	—	—	—	50,000
Howard Schraub #2	7/24/2017	7/24/2018	$45,760	10%	—	45,760	—	—	—	45,760
Howard Schraub #3	7/24/2017	7/24/2018	$36,000	10%	—				36,000	36,000
					1,085,100	771,306	(57,884)	(1,049,138)	17,000	766,384

During the quarter ended July 31, 2017, the Company issued a total of $258,260 in new convertible debt, as follows:

Name	Date	Maturity Date	Amount	Rate
Chonillo Law Group	5/2/2017	11/2/2017	$50,000	8%
Biz Development #2	5/5/2017	10/5/2017	$32,500	12%
Collision Capital #3	5/22/2017	5/22/2018	$40,000	15%
GreenTree #6	5/22/2017	5/22/2018	$40,000	15%
Integrated Ventures (EMS)	7/5/2017	7/5/2018	$50,000	10%
Howard Schraub #2	7/24/2017	7/24/2018	$45,760	10%

The difference between the value of the derivative on the date of issuance and the note amounts is recorded as interest expense.

ASC 815 requires assessment of the fair market value of derivative liability at the end of each reporting period and recognition of any change in the fair market value as other income or expense.

Changes in Derivative Liabilities were as follows:

October 31, 2016	$1,248,689
Issuance of derivative	575,055
Conversion into stock or assignment	(1,459,101)
Extinguishment of debt	(10,590)
Change in fair value	1,145,093
July 31, 2017	$1,499,146

In October 2017, the Company entered into an exchange agreement with Williams Holding Corp. pursuant to which 60,000,000 shares of common stock were issued in exchange for the cancellation of a $25,000 note payable previously issued to Johnny Falcones on August 1, 2016 for services and later assigned to Williams Holding.